Dividend Per Common Share - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions		2 Months Ended	6 Months Ended	12 Months Ended
	Sep. 21, 2022	Dec. 15, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information of dividends [line items]
Dividend per common share					€ (0.23)
Aegon N.V [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share					0.23
Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share			€ 0.002			€ 0.00425
Common shares B [member] | Aegon N.V [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share					€ 0.00575
Final Dividend 2020 [Member]
Disclosure of detailed information of dividends [line items]
Cash dividend payable per common share						0.08
Final Dividend 2021 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share						0.09
Final Dividend 2021 [Member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share						0.00225
Interim Dividend 2021
Disclosure of detailed information of dividends [line items]
Dividend per common share						€ 0.08
Percentage of shareholders receive cash dividend						42.00%
Percentage of shareholders receive stock dividend						58.00%
Stock dividend payable description					the stock dividend amounted to one new Aegon common share for every 52 common shares held
Dividend payable, date to be paid					Sep. 17, 2021
Stock repurchase program to repurchase common shares						21,531,927
Interim Dividend 2021 | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share						€ 0.17
Dividends paid on common shares					1/40th of the dividend paid on common shares
Final Dividend 2022 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share					€ 0.12
Final Dividend 2022 [Member] | Bottom of range [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share				€ 0.25
Final Dividend 2022 [Member] | Top of range [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share				€ 0.3
Final Dividend 2022 [Member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share					0.003
Interim Dividend 2022
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 4.61				€ 0.11
Percentage of shareholders receive cash dividend					60.00%
Stock repurchase program to repurchase common shares		29,833,390
Common shares repurchased average price per share		€ 4.4897
Stock repurchased during period value		€ 134